Shareholder Fees {- Fidelity Flex® 500 Index Fund}	Apr. 29, 2022 USD ($)
02.28 Fidelity Flex 500 Index Fund PRO-08 | Fidelity Flex® 500 Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none